Vessels in Operation (Tables)	12 Months Ended
Dec. 31, 2014
Vessels Under Construction
Vessels
2013		2014
Vessels under construction at January 1	$20,110,888		$60,197,486
Payments to shipyard	38,124,000		222,323,899
Other payments including initial stores, capitalized interest and site costs	1,962,598		4,471,600
Transfer to vessels in operation	—		(155,648,386)

Vessels under construction at December 31	$60,197,486		$131,344,599

Vessels In Operation
Vessels

	Vessel	Drydocking	Total
Cost
December 31, 2012	$677,418,054	$10,364,236	$687,782,290
Additions	470,460,400	5,581,255	476,041,655
Disposals	—	(1,859,974)	(1,859,974)

December 31, 2013	$1,147,878,454	$14,085,517	$1,161,963,971
Transfer in from vessels under construction	153,698,386	1,950,000	155,648,386
Additions	3,502,791	5,320,488	8,823,279
Disposals	—	(1,683,336)	(1,683,336)

December 31, 2014	1,305,079,631	19,672,669	1,324,752,300

Accumulated Depreciation
December 31, 2012	$95,425,485	$5,696,106	$101,121,591
Charge for the period	33,334,628	3,141,174	36,475,803
Disposals for the period	—	(1,859,974))	(1,859,974)

December 31, 2013	$128,760,113	$6,977,306	$135,737,420
Charge for the period	41,687,783	3,944,133	45,631,915
Disposals for the period	—	(1,683,334)	(1,683,334)

December 31, 2014	170,447,896	9,238,105	179,686,001

Net Book Value
December 31, 2012	$581,992,569	$4,668,130	$586,660,699

December 31, 2013	$1,019,118,341	$7,108,211	$1,026,226,551

December 31, 2014	$1,134,631,735	$10,434,566	$1,145,066,299